                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number:
        This Amendment(Check only one):       [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Claymore Advisors, LLC
Address: 2455 Corporate West Drive
         Lisle, IL 60532

Form 13F File Number: 28-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne S. Kochevar
Title: Chief Compliance Officer
Phone: 630-505-3700

  /s/ Anne S. Kochevar          Lisle, Illinois             May 1, 2006
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-06700             Dreman Value Management, LLC
28-04041             Thompson, Siegel & Walmsley, Inc.
28-10986             Madison Asset Management, LLC
28-05030             Fiduciary Asset Management, LLC
28-05049             Advent Capital Management, LLC
28-04895             Analytic Investors, Inc.
28-04587             Zacks Investment Management

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    156

Form 13F Information Value Total:          25014.626 (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F - INFORMATION TABLE (3/31/06)

--------------------------------------------------------------------------------------------------------------------------------
                                Title                 Market
                                 of         CUSIP      Value                             Investment  Other
Name of Issuer                  Class       Number   (x$1,000) Amount & Type of Security Discretion Managers Voting Authority
--------------------------------------------------------------------------------------------------------------------------------

                                                                         SH(Shares)
                                                               Shares or   or PRN          Sole,
                                                               Principal (Principal Put/ Defined or
                                                                Amount    Account)  Call   Other             Sole  Shared None
--------------------------------------------------------------------------------------------------------------------------------
3M Co                       COM            88579Y101    59.038     780      SH             Sole                780
Abercrombie & Fitch Co      CL A           002896207     1.049      18      SH             Sole                 18
Aetna Inc New               COM            00817Y108    74.103   1,508      SH             Sole              1,508
Affiliated Managers Group   COM            008252108   625.801    5870      SH             Sole               1385          4485
AFLAC Inc                   COM            001055102     1.128      25      SH             Sole                 25
Air Prods & Chems Inc.      COM            009158106     2.016      30      SH             Sole                 30
Alberto Culver Co           COM            013068101     0.796      18      SH             Sole                 18
Alcon Inc                   COM SHS        H01301102    72.461     695      SH             Sole                695
Alltel Corp                 COM            020039103     2.266      35      SH             Sole                 35
Altria Group Inc            COM            02209S103     2.126      30      SH             Sole                 30
Amerada Hess Corp           COM            023551104    74.760     525      SH             Sole                525
America Movil SA de CV      SPON ADR L SHS 02364W105    94.044    2745      SH             Sole               2745
American Express Co         COM            025816109     1.314      25      SH             Sole                 25
Ametek Inc New              COM            031100100    66.766    1485      SH             Sole               1485
Amgen Inc                   COM            031162100     1.819      25      SH             Sole                 25
Amphenol Corp New           CL A           032095101     1.357      26      SH             Sole                 26
Apache Corp                 COM            037411105     1.310      20      SH             Sole                 20
AstraZeneca PLC             Sponsored ADR  046353108     2.763      55      SH             Sole                 55
Atwood Oceanics Inc         COM            050095108   483.333    4785      SH             Sole                540          4245
Avon Prods Inc              COM            054303102    51.275    1645      SH             Sole               1645
Baker Hughes Inc            COM            057224107     3.762      55      SH             Sole                 55
Bank of America Corporation COM            060505104     2.368      52      SH             Sole                 52
BB&T Corp                   COM            054937107     2.078      53      SH             Sole                 53
Bear Stearns Cos Inc        COM            073902108   747.593    5390      SH             Sole               1090          4300
Beazer Homes USA Inc        COM            07556Q105    75.555    1150      SH             Sole               1150
Biomet Inc                  COM            090613100     1.740      49      SH             Sole                 49
Biosite Inc                 COM            090945106     1.039      20      SH             Sole                 20
Boeing Co                   COM            097023105   713.839    9160      SH             Sole               1905          7255
Borg Warner Inc             COM            099724106     0.901      15      SH             Sole                 15
Boyd Gaming Corp            COM            103304101   527.866   10570      SH             Sole               3275          7295
Brinker Intl Inc            COM            109641100     0.845      20      SH             Sole                 20
Brown & Brown Inc           COM            115236101   101.924    3070      SH             Sole               3070
Cameco Corp                 COM            13321L108    91.980    2555      SH             Sole               2555
Capital One Finl Corp       COM            14040H105     2.818      35      SH             Sole                 35
Caterpillar Inc Del         COM            149123101    77.842    1084      SH             Sole               1084
CB Richard Ellis Group Inc  CL A           12497T101   930.068   11525      SH             Sole               2505          9020
Chemed Corp New             COM            16359R103   725.728   12230      SH             Sole               2525          9705
Cimarex Energy Co           COM            171798101     0.865      20      SH             Sole                 20
Cisco Sys Inc               COM            17275R102     3.207     148      SH             Sole                148
CIT Group Inc               COM            125581108     2.944      55      SH             Sole                 55
Citigroup Inc               COM            172967101     2.503      53      SH             Sole                 53
Cleveland Cliffs Inc        COM            185896107   432.986    4970      SH             Sole               1180          3790
Cognizant Technology
Solutio                     CL A           192446102     1.428      24      SH             Sole                 24
Community Health Sys Inc
New                         COM            203668108     0.904      25      SH             Sole                 25
ConocoPhillips              COM            20825C104     1.579      25      SH             Sole                 25
Costco Whsl Corp New        COM            22160K105   456.406   8,427      SH             Sole              1,757         6,670
Covance Inc                 COM            222816100   747.594   12725      SH             Sole               2575         10150
Cummins Inc                 COM            231021106     1.682      16      SH             Sole                 16
Danaher Corp Del            COM            235851102     1.589      25      SH             Sole                 25
DaVita Inc                  COM            23918K108    68.940    1145      SH             Sole               1145
Dell Inc                    COM            24702R101     1.964      66      SH             Sole                 66
Disney Walt Co              COM Disney     254687106     2.008      72      SH             Sole                 72
DJ Orthopedics Inc          COM            23325G104   729.198   18340      SH             Sole               3835         14505
Dow Chem Co                 COM            260543103     1.421      35      SH             Sole                 35
eBay Inc                    COM            278642103     2.145      55      SH             Sole                 55
Edwards AG Inc              COM            281760108     2.094      42      SH             Sole                 42
EMC Corp Mass               COM            268648102     0.136      10      SH             Sole                 10
Emerson Elec Co             COM            291011104   707.092    8455      SH             Sole               2085          6370
Exelon Corp                 COM            30161N101     0.952      18      SH             Sole                 18
Exxon Mobil Corp            COM            30231G102     3.286      54      SH             Sole                 54
FedEx Corp                  COM            31428X106    51.952     460      SH             Sole                460
First Rep BK San Francisco  COM            336158100     1.135      30      SH             Sole                 30
Florida Rock Inds Inc       COM            341140101    46.663     830      SH             Sole                830
FPL Group Inc               COM            302571104     1.204      30      SH             Sole                 30
Franklin Res Inc            COM            354613101     2.262      24      SH             Sole                 24
Freescale Semiconductor Inc COM CL A       35687M107   511.009   18375      SH             Sole               5015         13360
Fremont Gen Corp            COM            357288109     1.056      49      SH             Sole                 49
Fuel-Tech NV                COM            359523107    65.559    4100      SH             Sole               4100
GameStop Corp               CL A           36467W109    88.859    1885      SH             Sole               1885
Genentech Inc               COM NEW        368710406   569.175    6735      SH             Sole               1580          5155
General Dynamics Corp       COM            369550108     1.919      30      SH             Sole                 30
General Electric Co         COM            369604103     1.774      51      SH             Sole                 51
Gilead Sciences Inc         COM            375558103   912.767  14,670      SH             Sole              3,100        11,570
GlaxoSmithKline PLC         Sponsored ADR  37733W105   104.358    1995      SH             Sole               1995
Global Pmts Inc             COM            37940X102   969.023   18280      SH             Sole               3660         14620
Golden West Finl Corp Del   COM            381317106     1.019      15      SH             Sole                 15
Harman Intl Inds Inc        COM            413086109    70.568     635      SH             Sole                635
Hewlett Packard Co          COM            428236103     3.158      96      SH             Sole                 96
Hologic Inc                 COM            436440101   528.869    9555      SH             Sole               2290          7265
Home Depot Inc              COM            437076102     2.284      54      SH             Sole                 54
Honeywell Intl Inc          COM            438516106    75.275    1760      SH             Sole               1760
Hovnanian Enterprises Inc   CL A           442487203     0.439      10      SH             Sole                 10
Hydril                      COM            448774109     1.013      13      SH             Sole                 13
Intel Corp                  COM            458140100     1.946     100      SH             Sole                100
Intuitive Surgical Inc      COM NEW        46120E602   866.710    7345      SH             Sole                955          6390
ITT Inds Inc Ind            COM            450911102   576.817   10260      SH             Sole               2435          7825
Ixia                        COM            45071R109     1.697     119      SH             Sole                119
Jacobs Engr Group Inc Del   COM            469814107   965.850   11135      SH             Sole               2485          8650
Johnson & Johnson           COM            478160104     2.369      40      SH             Sole                 40
Johnson Ctls Inc            COM            478366107   496.203    6535      SH             Sole               1545          4990
Kohls Corp.                 COM            500255104     1.590      30      SH             Sole                 30
Lehman Bros Hldgs Inc       COM            524908100     1.445      10      SH             Sole                 10
Life Time Fitness Inc       COM            53217R207   681.668   14550      SH             Sole               3145         11405
Linear Technology Corp      COM            535678106     2.280      65      SH             Sole                 65
Loews Corp                  COM            540424108    74.382     735      SH             Sole                735
McDonalds Corp              COM            580135101     2.233      65      SH             Sole                 65
MDU Res Group Inc           COM            552690109     0.502      15      SH             Sole                 15
Medco Health Solutions Inc  COM            58405U102   468.918    8195      SH             Sole               2020          6175
MetLife Inc                 COM            59156R108     0.967      20      SH             Sole                 20
Microsoft Corp.             COM            594918104     2.313      85      SH             Sole                 85
Molecular Devices Corp      COM            60851C107     0.829      25      SH             Sole                 25
Monsanto Co New             COM            61166W101   887.333   10470      SH             Sole               2110          8360
Motorola Inc                COM            620076109   452.473  19,750      SH             Sole              4,025        15,725
Nice Sys Ltd                Sponsored ADR  653656108    73.382    1440      SH             Sole               1440
NIKE Inc                    CL B           654106103     1.277      15      SH             Sole                 15
Nordstrom Inc               COM            655664100   491.317   12540      SH             Sole               1400         11140
Norfolk Southern Corp       COM            655844108     1.892      35      SH             Sole                 35
Northern TR Corp            COM            665859104     1.050      20      SH             Sole                 20
NSTAR                       COM            67019E107     1.287      45      SH             Sole                 45
Occidental Pete Corp Del    COM            674599105     1.112      12      SH             Sole                 12
Old Dominion Fght Lines Inc COM            679580100     1.752      65      SH             Sole                 65
Oracle Corp                 COM            68389X105     2.040     149      SH             Sole                149
Oshkosh Truck Corp          COM            688239201    54.709     879      SH             Sole                879
Paccar Inc                  COM            693718108     1.973      28      SH             Sole                 28
Panera Bread Co             CL A           69840W108     2.782      37      SH             Sole                 37
Peabody Energy Corp         COM            704549104   651.549   12925      SH             Sole               3535          9390
Penn VA Corp                COM            707882106    76.680    1080      SH             Sole               1080
PepsiCo Inc                 COM            713448108     2.312      40      SH             Sole                 40
PPL Corp                    COM            69351T106     1.441      49      SH             Sole                 49
Precision Castparts Corp    COM            740189105   771.309   12985      SH             Sole               2685         10300
Price T Rowe Group Inc      COM            74144T108     1.721      22      SH             Sole                 22
Questar Corp                COM            748356102    58.842     840      SH             Sole                840
Quiksilver Inc              COM            74838C106     0.873      63      SH             Sole                 63
Resmed Inc                  COM            761152107    68.389    1555      SH             Sole               1555
Rofin Sinar Technologies
Inc.                        COM            775043102     2.273      42      SH             Sole                 42
Rohm & Haas Co              COM            775371107     0.977      20      SH             Sole                 20
RPM Intl Inc                COM            749685103     0.897      50      SH             Sole                 50
Scotts Miracle Gro Co       CL A           810186106   553.238   12090      SH             Sole               2815          9275
SkyWest Inc                 COM            830879102     0.878      30      SH             Sole                 30
St. Jude Med Inc            COM            790849103     1.845      45      SH             Sole                 45
Starwood Hotels & Resorts
Worldwide Inc               Paired CTF     85590A203    77.551    1145      SH             Sole               1145
Stericycle Inc              COM            858912108   123.407    1825      SH             Sole               1825
Sun Microsystems Inc        COM            866810104   675.416  131660      SH             Sole              33305         98355
Sunoco Inc                  COM            86764P109   683.392    8810      SH             Sole               1820          6990
Texas Inds Inc              COM            882491103   407.400    6735      SH             Sole                755          5980
Toll Brothers Inc           COM            889478103     1.212      35      SH             Sole                 35
Toyota Motor Corp           SP ADR REP2COM 892331307     1.089      10      SH             Sole                 20
UnionBanCal Corp            COM            908906100     1.754      25      SH             Sole                 25
Unit Corp                   COM            909218109   375.755    6740      SH             Sole                755          5985
United Parcel Service Inc   CL B           911312106     1.985      25      SH             Sole                 25
UnitedHealth Group Inc      COM            91324P102     1.843      33      SH             Sole                 33
Valero Energy Corp New      COM            91913Y100   736.071  12,313      SH             Sole              2,643         9,670
Veritas DGC Inc             COM            92343P107    81.021    1785      SH             Sole               1785
Verizon Communications      COM            92343V104     2.214      65      SH             Sole                 65
Vulcan Matls Co             COM            929160109    80.151     925      SH             Sole                925
Wachovia Corp 2nd New       COM            929903102     2.690      48      SH             Sole                 48
Wal Mart Stores Inc         COM            931142103     2.362      50      SH             Sole                 50
Walgreen Co                 COM            931422109     2.372      55      SH             Sole                 55
Waters Corp                 COM            941848103     1.165      27      SH             Sole                 27
WebEx Communications Inc    COM            94767L109     1.145      34      SH             Sole                 34
WellPoint Inc               COM            94973V107     1.858      24      SH             Sole                 24
Wells Fargo & Co New        COM            949746101     3.066      48      SH             Sole                 48
Woodward Governor Co        COM            980745103   617.120   18560      SH             Sole               4705         13855
Wrigley WM Jr Co            COM            982526105     1.280      20      SH             Sole                 20
Yahoo Inc                   COM            984332106     2.097      65      SH             Sole                 65
Zenith Natl Ins Corp        COM            989390109     1.155      24      SH             Sole                 24
                                           Total     25014.626